UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06024
THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2005 to March 31, 2005

Item 1:           Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments - March 31, 2005 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.36%

Indonesia-86.49%

Automotive-7.65%
PT Astra International Tbk	3,203,461	$3,547,468

Banks-16.90%
PT Bank Central Asia Tbk	6,063,000	2,174,713
PT Bank Danamon Indonesia Tbk	2,429,000	1,218,059
PT Bank Mandiri	12,179,000	2,197,008
PT Bank Rakyat Indonesia	7,483,000	2,249,943
		7,839,723

Building Products-Cement/Aggregate-1.18%
PT Indocement Tunggal Prakarsa Tbk †	1,855,000	547,711

Finance-Consumer Loans-0.61%
PT Adira Dinamika Multi Finance Tbk †	1,338,500	282,682

Food & Kindred Products-1.86%
PT Indofood Sukses Makmur Tbk	7,063,000	864,570

Gas-Distribution-1.55%
PT Perusahaan Gas Negara	2,991,500	719,088

Machinery-Construction & Mining-2.34%
PT United Tractors Tbk	3,590,200	1,087,715

Medical-Drugs-2.14%
PT Kalbe Farma Tbk	8,468,800	660,976
PT Tempo Scan Pacific Tbk	448,500	331,506
		992,482

Real Estate Operations/Development-1.54%
PT Ciputra Surya Tbk	4,172,500	716,848

Retail-Major Department Stores-1.69%
PT Matahari Putra Prima Tbk	3,168,000	220,685
PT Mitra Adiperkasa Tbk †	1,616,000	145,048
PT Ramayana Lestari Sentosa Tbk	5,101,500	419,997
		785,730

Soap & Cleaning Preparation-1.46%
PT Unilever Indonesia Tbk	1,678,000	677,303

Telecommunications-23.77%
PT Indosat Tbk	4,369,000	2,251,369
PT Telekomunikasi Indonesia	18,513,560	8,775,272
		11,026,641

Tobacco-23.80%
PT Gudang Garam Tbk	1,255,500	2,133,396
PT Hanjaya Mandala Sampoerna Tbk	8,154,000	8,909,281
		11,042,677
Total Indonesia
(Cost $21,887,560)		40,130,638

China-1.77%

Oil Companies - Integrated-1.77%
China Petroleum and Chemical Corporation (Sinopec),
Class H Shares
(Cost $882,880)	2,030,000	823,416

Hong Kong-0.54%

Apparel Manufacturers-0.54%
Ports Design Ltd.
(Cost $123,796)	362,000	248,148

India-1.93%

Banks-1.93%
Reliance Industries (ABN AMRO), Regulation S, ELN, warrants expiring 2/24/06 †
(Cost $912,707)	71,800	$897,091

Malaysia-2.52%

Oil Field Machines & Equipment-2.52%
Scomi Group Berhad
(Cost $1,203,532)	2,778,000	1,169,977

Singapore-1.99%

Engineering/R&D Services-1.26%
SembCorp Industries Ltd.	498,000	585,413

Metal Products-Fasteners-0.73%
Unisteel Technology Ltd.	319,000	336,369

Total Singapore
(Cost $773,146)		921,782

Thailand-2.12%

Banks-1.25%
Siam City Bank Public Company Ltd.	904,000	577,783

Building Products - Cement/Aggregate-0.87%
Siam Cement Public Company Ltd. (The)	60,000	404,960

Total Thailand
(Cost $805,328)		982,743

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $26,588,949)		45,173,795

	Principal Amount
	(000’s)
SHORT-TERM INVESTMENTS-0.15%

Grand Cayman-0.15%
Brown Brothers Harriman & Co., overnight deposit, 2.04%, 4/01/05* (Cost $69,000)	$69	69,000

Indonesia-0.00%
Citibank N.A., Jakarta, overnight deposit, 3.93%, 04/01/05* (Cost $118)	0	118

TOTAL SHORT-TERM INVESTMENTS
(Cost $69,118)		69,118

TOTAL INVESTMENTS-97.51%
(Cost $26,658,067)		45,242,913

Cash and other assets in excess of liabilities-2.49%		1,155,237

NET ASSETS-100.00%		$46,398,150

†              Non-income producing security.

*              Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

ELN        Equity linked note.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

Federal Income Tax Cost - At March 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,086,896, $18,970,499, $(1,814,482) and $17,156,017, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:           Controls and Procedures

(a)          As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	May 26, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 26, 2005